Equity (Details) - USD ($)																						1 Months Ended														7 Months Ended	12 Months Ended
	Dec. 29, 2022	Dec. 28, 2022	Dec. 12, 2022	Dec. 05, 2022	Nov. 01, 2022	Sep. 09, 2022	Sep. 01, 2022	Aug. 24, 2022	Jul. 15, 2022	Jun. 28, 2022	Jan. 26, 2022	Jan. 20, 2022	Sep. 08, 2021	Aug. 13, 2021	May 26, 2021	Aug. 24, 2020	Jul. 02, 2020	Apr. 14, 2020	Mar. 15, 2020	Apr. 04, 2019	Aug. 27, 2018	Dec. 28, 2022	Dec. 20, 2022	Jul. 22, 2022	Jun. 28, 2022	May 25, 2022	May 16, 2022	Jan. 26, 2022	Jan. 20, 2022	Feb. 23, 2021	Feb. 18, 2021	Nov. 16, 2020	Sep. 30, 2020	Jan. 31, 2020	Aug. 18, 2018	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2023	Jan. 01, 2023	Dec. 15, 2022	Sep. 20, 2022	May 18, 2022	Oct. 19, 2021	Aug. 05, 2021	Feb. 06, 2021	Nov. 28, 2019	Sep. 30, 2019	Feb. 10, 2019
Equity (Details) [Line Items]
Ordinary shares, authorized																																					300,000,000	300,000,000
Ordinary shares, par value (in Dollars per share)																																					$ 0.00166667	$ 0.00166667
Ordinary shares issued																																					285,005,647	56,794,773
Share capital (in Dollars)				$ 16,666,700																	$ 11,509
Ordinary, shares outstanding																																					285,005,647	56,794,773
Par value share				10,000,000,000
Increase of an additional shares					55,506,750																	55,300,530			19,942,553				17,138,305								5,756,481
Restricted shares as compensation																																																	57,540	50,000
Fair value of shares (in Dollars)																																					$ 332,100												$ 335,469
Consulting fee expense (in Dollars)																																					649,122	$ 461,680	$ 487,347	$ 18,430
Unrecognized share based compensation expense (in Dollars)																																					$ 11,081,667	689,807	52,249	$ 317,039
Restricted shares issued																		150,000																57,450						50,000
Ordinary shares as compensation																			150,000																	24,254
Restricted stock units									12,000,000
Per share (in Dollars per share)																																																			$ 0.00166667
Stock options issued															7,604,964					300,000
Contractual term																																					10 years
Number of outstanding percentage																	20.00%
Exercise price per share (in Dollars per share)															$ 1.22					$ 3.75
stock options vesting period											1 year
Stock options exercised																															58,110
Ordinary share issued																																																23,954
Stock options vested											1,795,000				3,590,000													1,795,000
Modification expense (in Dollars)																							$ 206,461				$ 137,641	$ 2,139,555
Share-based compensation expenses (in Dollars)																																					$ 3,336,452
Net proceeds amount (in Dollars)																																					$ 56,449	$ 5,128,477
Aggregate of restricted ordinary shares																																					5,929,838
Conversion amount (in Dollars)																																							$ 65,258,333
Sale of ordinary shares																														30,000,000							56,800	1,626,327
Sale of ordinary shares, par value (in Dollars per share)																														$ 0.00166667							$ 0.00166667	$ 0.00166667
Aggregate offering price (in Dollars)																														$ 200,000,000
Allocation of statutory reserve percentage																																					10.00%
Registered capital percentage																																					50.00%
Statutory reserve balances (in Dollars)
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, authorized																					50,000,000																500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.00166667																	$ 0.001																$ 0.0001
Description of reverse stock split																																			On August 18, 2018, in order to optimize the Company’s share capital structure, the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 10-1.
Ordinary shares issued																					11,508,747																														6,905,248
Ordinary, shares outstanding																																																			6,905,248
Increase of an additional shares				9,700,000,000
Additional par value (in Dollars per share)				$ 0.00166667
Restricted stock units																																							231,794
Conversion amount (in Dollars)																																							$ 46,297
Warrant [Member]
Equity (Details) [Line Items]
Public offering warrants, description																				the Company issued warrants totaling 122,500 units to the placement agents (the “Public Offering Warrants”). The warrants carry a term of five years and shall be exercisable at $5.50 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. No warrants were exercised for the year ended December 31, 2020 and 2019. As of December 31, 2022 and 2021, the total number of warrants outstanding was 122,500 with weighted average remaining life of 1.24 years and 2.25 years, respectively. No warrants were exercised as of December 31, 2022 and 2021. The fair value of this Public Offering Warrants was $356,200, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $5.00, risk free rate of 2.2%; expected term of 5 years; exercise price of the warrants of $5.5, volatility of 71.9%; and expected future dividends of nil.
Meeting [Member]
Equity (Details) [Line Items]
Equity description																																	As a result, the Company’s authorized share capital was $500,000 divided into 300,000,000 shares of a par value of US$0.00166667 each, with an increase of an additional 270,000,000 shares of a par value of US$0.00166667 each.
IPO [Member]
Equity (Details) [Line Items]
Initial public offering , description																				the Company consummated its initial public offering (“IPO”) of 2,012,500 Ordinary Shares at a price of $5.00 per shares including the exercise in full of the underwriters’ over-allotment option of 262,500 ordinary shares at IPO price of $5.00 per share. The gross proceeds from the IPO were $10,062,500 and the net proceeds was $8,021,987. As a result of the IPO, the Ordinary Shares now trade on the Nasdaq Capital Market under the symbol “PBTS.”
Per share (in Dollars per share)																				$ 5
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																					10,000	100,000							37,255	21,182
Fair value of shares (in Dollars)																																					$ 65,001
Restricted shares issued																																								107,540
Ordinary shares as compensation																																					100,000
Private Placement [Member]
Equity (Details) [Line Items]
Ordinary shares issued	223,880					223,880																															17,035,074						223,880
Aggregate ordinary shares							97									8,800,000
Aggregate ordinary shares, par value (in Dollars per share)																$ 0.00166667
Purchase price per share (in Dollars per share)																$ 2
Net proceeds offering amount (in Dollars)																$ 17,600,000
Purchase of ordinary shares (in Dollars)	$ 15,000,000					$ 30,000,000	$ 15,000,000
Net proceeds amount (in Dollars)																																					$ 3,511,317
Market price percentage	96.00%					96.00%
Shares issued for reserve [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																												2,416,650			4,014,964
Subsequent Event [Member]
Equity (Details) [Line Items]
Per share (in Dollars per share)																																									$ 0.00166667
Subsequent Event [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																										223,880
Conversion Convertible Loan [Member]
Equity (Details) [Line Items]
Aggregate ordinary shares			13,981,758										1,676,437	3,054,591												5,929,838
Aggregate ordinary shares, par value (in Dollars per share)			$ 0.00166667										$ 0.00166667	$ 0.00166667												$ 0.00166667						$ 0.00166667
Aggregate of restricted ordinary shares																																27,777,776
Conversion amount (in Dollars)			$ 1,534,654										$ 1,897,739	$ 4,445,433												$ 2,261,270						$ 65,258,333
Aggregate of principle (in Dollars)													$ 1,650,000
Restricted share units [Member]
Equity (Details) [Line Items]
Ordinary shares issued									1
Fair value of shares (in Dollars)																																					13,080,000
Consulting fee expense (in Dollars)																																					1,998,333
Per share (in Dollars per share)									$ 0.00166667
Stock options issued																								12,000,000
Director [Member]
Equity (Details) [Line Items]
Ordinary shares, authorized																																																			30,000,000
Ordinary shares, par value (in Dollars per share)																																																			$ 0.00166667
Ordinary shares issued																																																			6,905,248
Ordinary, shares outstanding																																																			6,905,248
2018 Stock Option Plan [Member]
Equity (Details) [Line Items]
Unrecognized share based compensation expense (in Dollars)																																						$ 2,415,370
Stock options issued																				1,050,500
Board authorized, description																																			The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,035,787 shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee.
Exercise price per share (in Dollars per share)																				$ 5
Stock option, description																				On April 4, 2019, the Board approved to issue 300,000 stock options to an external consultant under 2018 stock option plan with exercise price of $3.75 per share. These options were fully vested upon grant and will expire no later than April 3, 2029.
Stock options vested											5,809,964				4,014,964													5,809,964
Share-based compensation expenses (in Dollars)																																						$ 5,873,566	$ 986,629
Minimum [Member]
Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)											$ 0.34												$ 0.084				$ 0.265
stock options vesting period															1 year					1 year
Maximum [Member]
Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)											$ 1.22												$ 0.265				$ 0.34
stock options vesting period															3 years					3 years
White Lion Capital LLC [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																					22,875,000
Net proceeds amount (in Dollars)																																					$ 3,519,202
White Lion Capital LLC [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																					5,000,000
Net proceeds amount (in Dollars)																																					$ 491,180
YA II PN, LTD. [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																					26,235,245
Net proceeds amount (in Dollars)																																					$ 2,758,873
TBS Capital LP [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																					6,250,000
Net proceeds amount (in Dollars)																																					$ 530,000
Service [Member] | Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares as compensation																																					10,000
Long-Term Investment [Member]
Equity (Details) [Line Items]
Ordinary shares issued		55,300,530			55,506,750			5,756,481		19,942,553		17,138,305										55,300,530			19,942,553				17,138,305
Consideration of equity interest percentage		20.00%			19.00%			5.00%		15.00%		19.99%
Fair value of shares issued (in Dollars)		$ 4,446,163			$ 9,058,701			$ 1,844,377		$ 6,674,772		$ 8,305,222